Commitments and Contingencies - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$ 43,705	$ 43,086	$ 173,245	$ 152,018
Non-cash impairment of right to use assets (operating cash flow)			0	(303,327)
Change in lease liabilities (operating cash flow)	$ (75,078)	$ (68,373)	(284,963)	(243,596)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases			$ 0	$ 762,603